General Information - Additional Information (Details) - Subsidiary	12 Months Ended
	Dec. 31, 2018	Jun. 24, 2008	Apr. 01, 2008
General Information [Line Items]
Number of subsidiaries	4
GungHo Online Entertainment Incorporated
General Information [Line Items]
Majority ownership interest in Gravity acquired during the period	59.31%	6.92%	52.39%